As filed with the Securities and Exchange Commission on May 8, 2002
                                              Securities Act File No. 333-_____

================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                               ------------------
   [ ] Pre-Effective Amendment No.            [ ] Post-Effective Amendment No.
                        (Check appropriate box or boxes)
                               ------------------
                      SUNAMERICA STYLE SELECT SERIES, INC.
             (Exact Name of Registrant as Specified in its Charter)
                               ------------------
                                 1-800-858-8850
                        (Area Code and Telephone Number)
                               ------------------

                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)
                               ------------------

                              Robert M. Zakem, Esq.
                      c/o SunAmerica Asset Management Corp.
                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                     (Name and Address of Agent for Service)
                               ------------------

                                   COPIES TO:

                              COUNSEL FOR THE FUND:
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022
                        Attention: Margery K. Neale, Esq.
                               ------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

     As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     TITLE OF SECURITIES BEING REGISTERED: Shares of Common Stock, Par Value $.0001 per share.

         No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

         THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                      SunAmerica Style Select Series, Inc.
                           Large-Cap Growth Portfolio
                            Mid-Cap Growth Portfolio
                              The SunAmerica Center
                                733 Third Avenue
                            New York, New York 10017
                               ------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                               ------------------

                          TO BE HELD ON AUGUST 15, 2002

To our Shareholders:

     NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the "Meeting") of each of the Large-Cap Growth Portfolio and Mid-Cap Growth Portfolio (each, an "Acquired Fund" and together, the "Acquired Funds") of SunAmerica Style Select Series, Inc. ("Style Select") will be held at the principal executive offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017, on August 15, 2002 at 10:00 a.m. Eastern time, for the following purposes:

     (1) (a) Large-Cap Growth Portfolio: to approve or disapprove an Agreement and Plan of Reorganization (the "Large-Cap Growth Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the Large-Cap Growth Portfolio by the Focused Large-Cap Growth Portfolio (the "Focused Large-Cap Portfolio" or an "Acquiring Fund") of Style Select solely in exchange for an equal aggregate value of newly issued shares of the Focused Large-Cap Portfolio, as described in the accompanying proxy statement and prospectus. The Large-Cap Growth Agreement and Plan also provides for distribution of the shares of the Focused Large-Cap Portfolio to shareholders of the Large-Cap Growth Portfolio. A vote in favor of this proposal will constitute a vote in favor of the termination of the Large-Cap Growth Portfolio as a separate investment portfolio of Style Select;

     (b) Mid-Cap Growth Portfolio: to approve or disapprove an Agreement and Plan of Reorganization (the "Mid-Cap Growth Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the Mid-Cap Growth Portfolio by the Focused Multi-Cap Growth Portfolio (the "Focused Multi-Cap Portfolio" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the Focused Multi-Cap Portfolio, as described in the accompanying proxy statement and prospectus. The Mid-Cap Growth Agreement and Plan also provides for distribution of such shares of the Focused Multi-Cap Portfolio to shareholders of the Mid-Cap Growth Portfolio. A vote in favor of this proposal will constitute a vote in favor of the termination of the Mid-Cap Growth Portfolio as a separate investment portfolio of Style Select; and

(2) To transact such other business as properly may come before the Meeting or any adjournment thereof.

     The Board of Directors of Style Select has fixed the close of business on June 17, 2002 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after August 1, 2002 at the offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017, and at the Meeting.

     YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED RESPECTIVE FORM OF PROXY AND RETURN IT PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED FOR THAT PURPOSE. ALTERNATIVELY, YOU MAY VOTE YOUR SHARES

BY CALLING A SPECIALLY DESIGNATED TELEPHONE NUMBER (TOLL FREE [____________]) OR VIA THE INTERNET AT [http://www.proxyweb.com.] Each of the enclosed proxies is being solicited on behalf of the board of directors of style select.

     THE BOARD OF DIRECTORS OF STYLE SELECT UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND APPROVE THE RESPECTIVE AGREEMENT AND PLAN OF REORGANIZATION.

                            By Order of the Board of Directors,

                            ROBERT M. ZAKEM, ESQ.
                            SECRETARY, SUNAMERICA STYLE SELECT SERIES, INC.

New York, NY
Dated:  [July __, 2002]

                            [SUBJECT TO COMPLETION]

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                      SUNAMERICA STYLE SELECT SERIES, INC.
                               -------------------

                       SPECIAL MEETING OF SHAREHOLDERS OF
                           LARGE-CAP GROWTH PORTFOLIO
                                       AND
                            MID-CAP GROWTH PORTFOLIO
                                       OF
                      SUNAMERICA STYLE SELECT SERIES, INC.
                               -------------------

                                 July ____, 2002

     This Proxy Statement and Prospectus is furnished to you because you are a shareholder of the Large-Cap Growth Portfolio and/or Mid-Cap Growth Portfolio of SunAmerica Style Select Series, Inc. ("Style Select"). The Portfolios are holding a Special Meeting of Shareholders (the "Meeting") on August 15, 2002 to consider the proposals described in this Proxy Statement and Prospectus.

     This Proxy Statement and Prospectus describes a proposal to approve or disapprove a transaction where your Portfolio would reorganize with another Portfolio of Style Select, as set forth in the chart below. If you approve this reorganization, you will become a shareholder of the new Portfolio listed opposite your Portfolio's name.

-------------------------------------------------------------------------------
        YOUR PORTFOLIO                        NEW PORTFOLIO
-------------------------------------------------------------------------------
Large-Cap Growth Portfolio             Focused Large-Cap Growth Portfolio
-------------------------------------------------------------------------------
Mid-Cap Growth Portfolio               Focused Multi-Cap Growth Portfolio
-------------------------------------------------------------------------------

     Each new Portfolio is an open-end management investment company organized as a separate series of Style Select, a Maryland corporation.

                               ------------------
             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
                         BY THE SECURITIES AND EXCHANGE
     COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
           OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
        THE DATE OF THIS PROXY STATEMENT AND PROSPECTUS IS JULY __, 2002.


     This Proxy Statement and Prospectus sets forth concisely the information about the Focused Large-Cap Growth Portfolio and Focused Multi-Cap Growth Portfolio (each, an "Acquiring Fund" and together, the "Acquiring Funds") that you should know before considering a reorganization and should be retained for future reference. Style Select has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:

o The prospectus relating to the Acquiring Funds dated [July 2, 2002] (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).

o The Annual Report to Shareholders of each Acquired Fund and each Acquiring Fund for the year ended October 31, 2001, and the Semi-Annual Report to Shareholders of each Acquired Fund and each Acquiring Fund for the six month period ended April 30, 2002. Each document is incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).

     Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of each reorganization and is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling the toll free number set forth below or by writing SunAmerica Style Select Series, Inc. at the address set forth below. The Statement of Additional Information, dated July __, 2002 is incorporated by reference into this Proxy Statement and Prospectus.

     Other documents containing information about the Portfolios have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:

                      SunAmerica Style Select Series, Inc.
                      The SunAmerica Center
                      733 Third Avenue
                      New York, New York 10017
                      1-800-858-8850

         These documents are:

o A statement of additional information relating to SunAmerica Style Select Series, Inc., dated [July 2, 2002] (the "Style Select Statement").

o The prospectus relating to the Large-Cap Growth Portfolio and the Mid-Cap Growth Portfolio (collectively, the "Acquired Funds"), dated January 30, 2002, as supplemented (the "Acquired Funds Prospectus"). Each document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

     The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectus, the Style Select Statement, other material incorporated by reference and other information regarding the Portfolios.

     The address of the principal executive offices of SunAmerica Style Select Series, Inc. is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the Web address is http://www.sunamericafunds.com.

                                 --------------

                                TABLE OF CONTENTS

                                                                           Page


INTRODUCTION.................................................................2

SUMMARY .....................................................................4

THE REORGANIZATIONS..........................................................4
         FEE TABLES AND EXAMPLES.............................................6
         EXAMPLES............................................................8
         THE PORTFOLIOS.....................................................15
         Business of the Acquired Funds.....................................15
         Business of the Acquiring Funds....................................15
         Comparison of the Portfolios.......................................15

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS...........................20

         PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS.....................20

All Portfolios..............................................................20

PROPOSALS NOS. 1(a) and (b):  APPROVAL OF THE PLANS.........................22
         COMPARISON OF THE PORTFOLIOS.......................................22
         Investment Objectives and Strategies...............................22
         Performance........................................................22

THE REORGANIZATIONS.........................................................23
         General............................................................23
         Terms of the Plans.................................................24
         Acquired Fund Board Considerations:
           Potential Benefits to Shareholders as a Result of the
         Reorganizations....................................................25
         Federal Income Tax Consequences of the Reorganizations.............27

GENERAL ....................................................................30

INFORMATION CONCERNING THE MEETING..........................................30
         Date, Time and Place of Meeting....................................30
         Solicitation, Revocation and Use of Proxies........................30
         Record Date and Outstanding Shares.................................30
         Security Ownership of Certain Beneficial
           Owners and Management of the Funds...............................30
         Voting Rights and Required Vote....................................31

ADDITIONAL INFORMATION......................................................32

LEGAL PROCEEDINGS...........................................................32

LEGAL OPINIONS..............................................................32

EXPERTS ....................................................................32

SHAREHOLDER PROPOSALS.......................................................32

EXHIBIT I...................................................................I-1

                                  INTRODUCTION

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors of Style Select (the "Board") for use at the Meeting to be held at the principal executive offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017, on August 15, 2002 at 10.00 a.m., Eastern time. The approximate mailing date of this Proxy Statement and Prospectus is [July __,] 2002.

     Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

     ACQUIRED FUND: Your Portfolio, which is a portfolio of Style Select.

     ACQUIRING FUND: The Portfolio of Style Select that is acquiring your Portfolio.

     COMBINED FUND: The Acquiring Fund after  completion of the  Reorganization.

     FOCUSED  LARGE-CAP  PORTFOLIO:  The  Focused  Large-Cap  Growth  Portfolio.

     FOCUSED  MULTI-CAP  PORTFOLIO:  The  Focused  Multi-Cap  Growth  Portfolio.

     INVESTMENT  COMPANY ACT: The  Investment  Company Act of 1940,  as amended.

     LARGE-CAP PORTFOLIO: The Large-Cap Growth Portfolio.

     LARGE-CAP GROWTH PORTFOLIOS: The Large-Cap Growth Portfolio and the Focused Large-Cap Growth Portfolio.

     MID-CAP GROWTH PORTFOLIOS: The Mid-Cap Growth Portfolio and the Focused Multi-Cap Growth Portfolio.

     MID-CAP PORTFOLIO: The Mid-Cap Growth Portfolio.

     PLAN: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

     PORTFOLIO: Either an Acquired Fund or an Acquiring Fund, depending on the context.

     REORGANIZATION: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

     STYLE SELECT: SunAmerica Style Select Series, Inc.

     The shareholders solicited and entitled to vote on Proposals 1(a) and 1(b) of this Proxy Statement and Prospectus are outlined in the following table:

                      Proposal                             Portfolio
  (a)   Approval of Plan relating to the             Large-Cap Portfolio
        Large-Cap Growth Portfolios

  (b)   Approval of Plan relating to the Mid-Cap     Mid-Cap Portfolio

        Growth Portfolios

                                     SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Plans, attached hereto as Exhibit I.

                               THE REORGANIZATIONS

WHAT SHAREHOLDERS OF AN ACQUIRED FUND WILL RECEIVE IN A REORGANIZATION

     If  shareholders   approved  their  Portfolio's   Reorganization   and  the
Reorganization takes place:

o The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

o Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

o Shareholders holding Class A, Class B, or Class II shares of the Acquired Fund will receive Class A, Class B or Class II shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and

o Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

     No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be realized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of the Reorganization.

REASONS FOR THE REORGANIZATIONS

     On April 11, 2002, the Board of Style Select unanimously approved each Reorganization, subject to shareholder approval for the Acquired Funds. The Board, including all of the Independent Directors (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the Board, including all of the Independent Directors, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined below). Although, as a result of the Reorganization, a shareholder may receive Corresponding Shares which represent a smaller percentage of ownership in the Combined Fund than he or she held prior to the Reorganization, the total dollar value of the shares will be the same. The Independent Directors are the Directors who are not "interested persons" of Style Select (within the meaning of the Investment Company Act).

         THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN RELATING TO THE REORGANIZATION INVOLVING YOUR PORTFOLIO. YOUR BOARD OF DIRECTORS HAS BASED THIS RECOMMENDATION ON ITS CONSIDERATION OF THE PRINCIPAL REASONS UNDERLYING EACH REORGANIZATION, INCLUDING THE FOLLOWING:

     o THE FACT THAT FOLLOWING EACH REORGANIZATION, SHAREHOLDERS OF EACH ACQUIRED FUND WOULD REMAIN INVESTED IN A MUTUAL FUND HAVING THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT TECHNIQUES;

     o THE FEES AND EXPENSES OF THE ACQUIRED FUNDS, THE ACQUIRING FUNDS AND THE COMBINED FUNDS;

     o    POTENTIAL  BENEFITS  TO  SHAREHOLDERS   LIKELY  TO  RESULT  FROM  EACH
          REORGANIZATION, SUCH AS THE POTENTIAL FOR REDUCED OPERATING EXPENSES OVER TIME DUE TO ECONOMIES OF SCALE; AND

     o THE FACT THAT THE REORGANIZATIONS WILL NOT RESULT IN DILUTION OF THE INTERESTS OF ACQUIRED FUND SHAREHOLDERS.

FOR A MORE DETAILED DISCUSSION OF THE FACTORS CONSIDERED BY YOUR BOARD IN APPROVING THE REORGANIZATIONS, SEE "PROPOSAL NOS. 1(A) AND 1(B) -- THE REORGANIZATIONS" BELOW.


     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the Reorganizations will occur as soon as practicable, provided that the Portfolios have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined below), (i) by the Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                             FEE TABLES AND EXAMPLES


Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds++ (as of October 31, 2001) and Pro Forma Fee Table for each of the Combined Funds (each as of April 30, 2002)

                                                                         CLASS A SHARES
                                                                         --------------
                                                               ACTUAL                         PRO FORMA
                                                               ------                         ---------
                                                                                             FOCUSED LARGE-
                                                     LARGE-CAP      FOCUSED LARGE-CAP         CAP GROWTH
                                                     PORTFOLIO          PORTFOLIO          COMBINED PORTFOLIO
                                                     ---------      -----------------      ------------------
Shareholder Fees (fees paid directly from your
investment):                                            5.75%              5.75%                 5.75%
Maximum Sales Charge (Load).................

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)(1)...................................            5.75 %             5.75%                 5.75%

Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2)...........            None                None                 None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................            None                None                 None

Redemption Fee(3) ..........................            None                None                 None
Exchange Fee................................            None                None                 None
Maximum Account Fee.........................            None                None                 None
Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets):
     Management Fees........................            1.00%              0.85%                 0.85%
     Distribution (and/or Service) (12b-1)
     Fees(4)                                            0.35%              0.35%                 0.35%
     Other Expenses.........................            0.47%              0.36%                 0.35%
Total Annual Fund Operating Expenses........            1.82%              1.56%                 1.55%
Expense Reimbursement.......................            0.04%                 0%                    0%

Net Expenses(5).............................            1.78%              1.56%                 1.55%




                        CLASS B SHARES
                        --------------
               ACTUAL                          PRO FORMA
               ------                          ---------
                                            FOCUSED LARGE-CAP
   LARGE-CAP         FOCUSED LARGE-CAP          GROWTH
   PORTFOLIO             PORTFOLIO         COMBINED PORTFOLIO
   ---------         -----------------     ------------------
     4.00%                 4.00%                 4.00%




      None                  None                 None


     4.00%                4.00 %                 4.00%


      None                  None                 None

      None                  None                 None
      None                  None                 None
      None                  None                 None


     1.00%                 0.85%                 0.85%

     1.00%                 1.00%                 1.00%
     0.47%                 0.36%                 0.35%
     2.47%                 2.21%                 2.20%
     0.04%                    0%                    0%

     2.43%                 2.21%                 2.20%

ACTUAL FEE TABLE FOR SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS+ AND EACH OF THE ACQUIRING FUNDS++ (AS OF OCTOBER 31, 2001) AND PRO FORMA FEE TABLE FOR EACH OF THE COMBINED FUNDS (EACH AS OF APRIL 30, 2002)


                                                                        CLASS II SHARES
                                                                        ---------------
                                                               ACTUAL                         PRO FORMA
                                                               -------                        ----------
                                                                                             FOCUSED LARGE-
                                                    LARGE-CAP        FOCUSED LARGE-CAP        CAP GROWTH
                                                    PORTFOLIO            PORTFOLIO         COMBINED PORTFOLIO
                                                    ---------        -----------------     ------------------
Shareholder Fees (fees paid directly from your
investment):                                            2.00%              2.00%                 2.00%
Maximum Sales Charge (Load)................

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)(1)...................................            1.00%              1.00%                 1.00%

Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2)...........            1.00%              1.00%                 1.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................            None                None                  None

Redemption Fee(3) ..........................            None                None                  None
Exchange Fee................................            None                None                  None
Maximum Account Fee.........................            None                None                  None
ANNUAL FUND OPERATING EXPENSES (EXPENSES
  THAT ARE DEDUCTED FROM FUND ASSETS):
     Management Fees........................            1.00%              0.85%                 0.85%
     Distribution (and/or Service) (12b-1)
     Fees(4)                                            1.00%              1.00%                 0.35%
     Other Expenses.........................            0.47%              0.36%                 0.35%
Total Annual Fund Operating Expenses........            2.47%              2.21%                 2.20%

Expense Reimbursement.......................            0.04%                 0%                    0%

Net Expenses(5).............................            2.43%              2.21%                 2.20%


These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

EXAMPLES:

                                                                                  CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                                                                  -------------------------------------------
                                                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                                                                     ------   -------   -------  --------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund  Operating  Expenses set forth in the table above for the  relevant  Portfolio  and (2) a 5%  annual  return  throughout  the period:

EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE PERIOD:

                 Class A Shares
                    Large-Cap Portfolio............................................$745      $1,103   $1,484    $2,549
                    Focused Large-Cap Portfolio....................................$725      $1,039   $1,376    $2,325
                    Pro Forma Combined Focused Large Cap Growth Portfolio#.........$724      $1,036   $1,371    $2,314


                 Class B Shares(a)
                    Large-Cap Portfolio............................................$646      $1,058   $1,496    $2,606
                    Focused Large-Cap Portfolio....................................$624      $  991   $1,385    $2,380
                    Pro Forma Combined Focused Large Cap Growth Portfolio#.........$623      $  988   $1,380    $2,370


                 Class II Shares
                    Large-Cap Portfolio............................................$444      $  850   $1,383    $2,839
                    Focused Large-Cap Portfolio....................................$422      $  784   $1,273    $2,619
                    Pro Forma Combined Focused Large-Cap Growth Portfolio#.........$421      $  781   $1,268    $2,609


EXAMPLES:

                                                                                  CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                                                                  -------------------------------------------
                                                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                                                                     ------   -------   -------  --------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund  Operating  Expenses set forth in the table above for the  relevant  Portfolio  and (2) a 5%  annual  return  throughout  the period:

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD:

                 Class A Shares
                    Large-Cap Portfolio.......................................       $745   $1,103     $1,484     $2,549
                    Focused Large-Cap Portfolio...............................       $725   $1,039     $1,376     $2,325
                    Pro Forma Combined Focused Large-Cap Growth Portfolio#....       $724   $1,036     $1,371     $2,314


                 Class B Shares(a)
                    Large-Cap Portfolio.......................................       $246   $  758     $1,296     $2,606
                    Focused Large-Cap Portfolio...............................       $224   $  691     $1,185     $2,380
                    Pro Forma Combined Focused Large-Cap Growth Portfolio#....       $223   $  688     $1,180     $2,370


                 Class II Shares
                    Large-Cap Portfolio.......................................       $344   $  850     $1,383     $2,839
                    Focused Large-Cap Portfolio...............................       $322   $  784     $1,273     $2,619
                    Pro Forma Combined Focused Large-Cap Growth Portfolio#....       $321   $  781     $1,268     $2,609


ACTUAL FEE TABLE FOR SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS+ AND EACH OF THE ACQUIRING FUNDS++ (AS OF OCTOBER 31, 2001) AND PRO FORMA FEE TABLE FOR EACH OF THE COMBINED FUNDS (EACH AS OF APRIL 30, 2002)

                                                                         CLASS A SHARES
                                                                         --------------
                                                               ACTUAL                          PRO FORMA
                                                               ------                          ---------
                                                                          FOCUSED                FOCUSED
                                                     MID-CAP             MULTI-CAP          MULTI-CAP GROWTH
                                                    PORTFOLIO            PORTFOLIO         COMBINED PORTFOLIO
                                                    ---------            ---------         -------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT):
Maximum Sales Charge (Load)................            5.75%                5.75%                5.75%
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)(1)...................................           5.75%                5.75%                5.75%

Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2)...........            None                None                 None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................            None                None                 None

Redemption Fee(3) ..........................            None                None                 None
Exchange Fee ...............................            None                None                 None
Maximum Account Fee ........................            None                None                 None
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
     Management Fees........................            1.00%               1.00%                1.00%
     Distribution and/or Service (12b-1)
       Fees(4) .............................            0.35%               0.35%                0.35%
     Other Expenses.........................            0.43%               0.44%                0.43%
Total Annual Fund Operating Expenses Before
Expense Reimbursement.......................            1.78%               1.79%                1.78%
Expense Reimbursement.......................              --                0.01%                  --
Net Expenses(5).............................            1.78%               1.78%                1.78%



                       CLASS B SHARES
                       --------------
             ACTUAL                             PRO FORMA
             ------                             ---------
                         FOCUSED                 FOCUSED
   MID-CAP              MULTI-CAP           MULTI-CAP GROWTH
  PORTFOLIO             PORTFOLIO          COMBINED PORTFOLIO
  ---------             ---------          ------------------
    4.00%                 4.00%                 4.00%


     None                  None                 None


     4.00%                4.00%                 4.00%


     None                  None                 None

     None                  None                 None
     None                  None                 None
     None                  None                 None



    1.00%                 1.00%                 1.00%

    1.00%                 1.00%                 1.00%
    0.43%                 0.43%                 0.43%

    2.43%                 2.43%                 2.43%
       -                     -                     -
    2.43%                 2.43%                 2.43%

ACTUAL FEE TABLE FOR SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS+ AND EACH OF THE ACQUIRING FUNDS++ (AS OF OCTOBER 31, 2001) AND PRO FORMA FEE TABLE FOR EACH OF THE COMBINED FUNDS (EACH AS OF APRIL 30, 2002)


                                                                        CLASS II SHARES
                                                                        ----------------
                                                                ACTUAL                           PRO FORMA
                                                                ------                           ----------
                                                                             FOCUSED          FOCUSED MULTI-CAP
                                                      MID-CAP               MULTI-CAP              GROWTH
                                                     PORTFOLIO              PORTFOLIO         COMBINED PORTFOLIO
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT):
Maximum Sales Charge (Load).................            2.00%                 2.00%                2.00%
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)(1)...................................            1.00%                 1.00%                1.00%

Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2)...........            1.00%                 1.00%                1.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................            None                  None                 None

Redemption Fee(3) ..........................            None                  None                 None
Exchange Fee ...............................            None                  None                 None
Maximum Account Fee ........................            None                  None                 None
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
     Management Fees........................            1.00%                1.00%                 1.00%
     Distribution and/or Service (12b-1)
       Fees(4) .............................            1.00%                1.00%                 1.00%
     Other Expenses.........................            0.49%                0.45%                 0.45%
Total Annual Fund Operating Expenses Before
Expense Reimbursement.......................            2.49%                2.45%                 2.45%
Expense Reimbursement.......................            0.06%                0.02%                 0.02%
Net Expenses(5).............................            2.43%                2.43%                 2.43%

                                                                                 CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                                                                 -------------------------------------------
                                                                                   1 YEAR  3 YEARS    5 YEARS   10 YEARS
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund  Operating  Expenses set forth in the table above for the  relevant  Portfolio  and (2) a 5%  annual  return  throughout  the period:

EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE PERIOD:

                 Class A Shares
                    Mid-Cap Portfolio............................................$745     $1,103    $1,484     $2,549
                    Focused Multi-Cap Portfolio..................................$745     $1,103    $1,484     $2,549
                    Pro Forma Combined Focused Multi-Cap Growth Portfolio#.......$745     $1,103    $1,484     $2,549


                 Class B Shares(a)
                    Mid-Cap Portfolio............................................$646     $1,058    $1,496     $2,606
                    Focused Multi-Cap Portfolio..................................$646     $1,058    $1,496     $2,606
                    Pro Forma Combined Focused Multi-Cap Growth Portfolio#.......$646     $1,058    $1,496     $2,606


                 Class II Shares
                    Mid-Cap Portfolio............................................$444     $  850    $1,383     $2,839
                    Focused Multi-Cap Portfolio..................................$444     $  850    $1,383     $2,839
                    Pro Forma Combined Focused Multi-Cap Growth Portfolio#.......$444     $  850    $1,383     $2,839

                                                                                 CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                                                                 -------------------------------------------
                                                                                   1 YEAR  3 YEARS    5 YEARS   10 YEARS
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund  Operating  Expenses set forth in the table above for the  relevant  Portfolio  and (2) a 5%  annual  return  throughout  the period:

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE PERIOD:


                 Class A Shares
                    Mid-Cap Portfolio........................................... $745      $1,103    $1,484     $2,549
                    Focused Multi-Cap Portfolio................................. $745      $1,103    $1,484     $2,549
                    Pro Forma Combined Focused Multi-Cap Growth Portfolio#...... $745      $1,103    $1,484     $2,549


                 Class B Shares(a)
                    Mid-Cap Portfolio........................................... $246      $758      $1,296     $2,606
                    Focused Multi-Cap Portfolio................................. $246      $758      $1,296     $2,606
                    Pro Forma Combined Focused Multi-Cap Growth Portfolio#...... $246      $758      $1,296     $2,606


                 Class II Shares
                    Mid-Cap Portfolio........................................... $344      $850      $1,383     $2,839
                    Focused Multi-Cap Portfolio................................. $344      $850      $1,383     $2,839
                    Pro Forma Combined Focused Multi-Cap Growth Portfolio#...... $344      $850      $1,383     $2,839


----------------
+        As reflected in the Acquired Funds Prospectus.

++       As reflected in the Acquiring Funds Prospectus.

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more are subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase.

(3)      A $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Board of Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board of Directors, including a majority of the Independent Directors. The expense waiver and fee reimbursements do not apply to the Focused Large-Cap Growth Portfolio.

#        Assuming the Reorganization had taken place on [April 30, 2002].

(a) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for Class A and Class B shares.

The foregoing Fee Tables are intended to assist investors in understanding the cost and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on April 30, 2002.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLES.

                                 THE PORTFOLIOS

BUSINESS OF THE ACQUIRED FUNDS

         Each Acquired Fund is organized as a separate investment portfolio or series of Style Select.

BUSINESS OF THE ACQUIRING FUNDS

         Each Acquiring Fund is also organized as a separate investment portfolio or series of Style Select.

COMPARISON OF THE PORTFOLIOS

         A discussion of the investment objectives and principal investment policies of the Portfolios is set forth below. The discussion below uses the term "growth strategy." A growth strategy refers to a strategy of investing in securities believed to offer the potential for long-term growth of capital and focuses on securities considered to have a historical record of above-average growth rates; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

         The main differences in the investment objectives and principal investment strategies of the Portfolios, each of which is discussed in more detail below, are as follows:

With respect to the Large-Cap Portfolios:

o that the Focused Large-Cap Portfolio utilizes a "focus" strategy which may cause it to invest in the securities of fewer companies than the Large-Cap Portfolio and thus may subject it to the risks of greater volatility and less diversification.

With respect to the Mid-Cap Growth Portfolios,

o that the Mid-Cap Portfolio invests primarily in equity securities of mid-cap companies, whereas the Focused Multi-Cap Portfolio may trade equity securities without regard to market capitalization;

o that the Focused Multi-Cap Portfolio utilizes a "focus" strategy which may cause it to invest in the securities of fewer companies than the Mid-Cap Portfolio and thus may subject it to the risks of greater volatility and less diversification.

                           LARGE-CAP GROWTH PORTFOLIOS

         INVESTMENT OBJECTIVES

         Both Large-Cap Growth Portfolios seek to provide their shareholders with long-term growth of capital. The investment objectives of the Portfolios are non-fundamental policies, meaning they can be changed without a vote of the shareholders.

         INVESTMENT POLICIES

         STRATEGIES. Both Large-Cap Growth Portfolios pursue their objectives through a growth strategy. The Focused Large-Cap Portfolio also employs a "focus" strategy. A "focus" strategy is one in which the Portfolio's investment advisers actively invest in a small number of holdings which constitute their favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment mangers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each investment adviser of the Focused Large-Cap Portfolio will invest in up to ten
securities  and  the  Focused  Large-Cap   Portfolio  will  hold  up
to thirty securities. Each investment adviser may, however, invest in additional financial instruments for the purpose of cash management or to hedge a security in the Focused Large-Cap Portfolio.

         Each Large-Cap Growth Portfolio invests its assets, under normal conditions, in the equity securities of large-cap companies. The Large-Cap Growth Portfolios define a large-cap company to be one whose market capitalization is $8.7 billion or more. Each Large-Cap Growth Portfolio engages in the active trading of equity securities selected by its investment advisers on the basis of growth criteria.

                            MID-CAP GROWTH PORTFOLIOS

         INVESTMENT OBJECTIVES

         Both Mid-Cap Growth Portfolios seek to provide their shareholders with long-term capital growth. The investment objectives of the Portfolios are non-fundamental policies, meaning they can be changed without a vote of the shareholders.

         INVESTMENT POLICIES

         STRATEGIES. Both Mid-Cap Growth Portfolios pursue their objectives through a growth strategy. The Focused Multi-Cap Portfolio also employs a "focus" strategy. A "focus" strategy is one in which the Portfolio's investment advisers actively invest in a small number of holdings which constitute their favorite stock-picking ideas at any given moment. Each investment adviser of the Focused Multi-Cap Portfolio will invest in up to ten securities and the Focused Multi-Cap Portfolio will hold up to thirty securities. Each investment adviser may, however, invest in additional financial instruments for the purpose of cash management or to hedge a security in the Focused Multi-Cap Portfolio.

          The Mid-Cap Portfolio invests its assets, under normal conditions, in the equity securities of mid-cap companies. The Mid-Cap Portfolio defines mid cap companies as companies with market capitalizations of between $1.4 billion and $8.7 billion. The Focused Multi-Cap Portfolio may invest in equity securities without regard to a company's market capitalization. Each Mid-Cap Growth Portfolio engages in active trading of equity securities selected by its investment advisers on the basis of growth criteria.

                                 ALL PORTFOLIOS

         PRINCIPAL RISK FACTORS

         For a discussion of the principal risks of investing in each Portfolio, see "Principal Risk Factors and Special Considerations."

         DIRECTORS AND OFFICERS

         Style Select is governed by a Board of Directors (the "Board"). The Board meets regularly to review each Portfolio's investments, performance, expenses, and other business affairs. The Board elects officers. Because all of the Portfolios are series of Style Select, they share the same officers and directors. If the Reorganizations are completed, each Combined Fund will continue to have the officers and directors of Style Select.

         MANAGEMENT ARRANGEMENTS

         SunAmerica Asset Management Corp. ("SAAMCo") serves as the investment adviser for both Acquired Funds and both Acquiring Funds. SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and each Acquiring Fund and for providing certain administrative services to each Portfolio. See "Proposals Nos. 1(a) and (b): Approval of the Plans" for more detailed information regarding the advisory arrangements of the Portfolios.

         The table below sets forth fees, as a percentage of average daily net assets, payable by each Portfolio to SAAMCo for management and administrative services:

   -------------------------------------------------------
       LARGE-CAP PORTFOLIOS   INVESTMENT ADVISORY FEE
   -------------------------------------------------------
    Large-Cap Portfolio                   1.00%
   -------------------------------------------------------
    Focused Large-Cap                     0.85%
    Portfolio
   -------------------------------------------------------
       MID-CAP PORTFOLIOS
   -------------------------------------------------------
   Mid-Cap Portfolio                      1.00%
   -------------------------------------------------------
   Focused Multi-Cap                      1.00%
   Portfolio
   -------------------------------------------------------

          The advisory fee rate payable by the Focused Multi-Cap Portfolio after consummation of the Reorganization will be the same as the advisory fee rates payable by the Mid-Cap Portfolio prior to the Reorganization. The advisory fee rate payable by the Focused Large-Cap Portfolio after consummation of the Reorganization will be lower than the current advisory fee rate of the Large-Cap Portfolio prior to the Reorganization. The table below sets forth the pro forma effective fee rate of each Combined Fund as of April 30, 2002 as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

-------------------------------------------------------------------------------
Combined Fund:                                 Pro Forma Effective Advisory
                                               Fee Rate:
-------------------------------------------------------------------------------
Combined Focused Large-Cap Growth Portfolio    0.85%
-------------------------------------------------------------------------------
Combined Focused Multi-Cap Growth Portfolio    1.00%
-------------------------------------------------------------------------------

         INVESTMENT ADVISORY AGREEMENTS. The investment advisory agreement between Style Select, on behalf of each Acquiring Fund, and SAAMCo is the same as the investment advisory agreement applicable to each respective Acquired Fund, except for the advisory fee rate applicable to the Focused Large-Cap Portfolio, which is lower than the rate applicable to the Large-Cap Portfolio. See "Proposals Nos. 1(a) and (b): Approval of the Plans" for further discussion regarding these agreements. If shareholders approve the Reorganizations, the Acquired Funds will continue to be advised by SAAMCo as part of the Combined Funds following completion of the Reorganizations.

         SUBADVISORY ARRANGEMENTS. Under a "Manager of Managers" order granted to Style Select by the Commission, SAAMCo is permitted to change unaffiliated subadvisers (each, a "Subadviser") or the fees paid to Subadvisers of the Portfolios without obtaining shareholder approval. SAAMCo has ultimate responsibility under the "Manager of Managers" structure to oversee the Subadvisers, including making recommendations to the Board regarding the hiring, termination and replacement of Subadvisers. The subadvisory fees are paid out of SAAMCo's advisory fee at no additional cost to the Acquired Funds or the Acquiring Funds, or each of their shareholders.

         Each of the Portfolios is advised by three investment advisers (each, an "Adviser") with each responsible for a separate portion of the Portfolio. SAAMCo has retained Subadvisers for each Portfolio. In addition, SAAMCo directly advises a portion of three of the Portfolios. The Large-Cap Portfolio is advised by Janus Capital Management LLC ("Janus"), Jennison Associates LLC ("Jennison") and SAAMCo. The Focused Large-Cap Portfolio is advised by Fred Alger Management, Inc., Jennison and Marsico Capital Management, LLC. The Mid-

Cap Portfolio is advised by Morgan Stanley Investments L.P., T. Rowe Price Associates, Inc. and SAAMCo. The Focused Multi-Cap Portfolio is sub-advised by Credit Suisse Asset Management, LLC, Janus and SAAMCo. Upon completion of a
Reorganization, the respective Combined Fund will be managed by the same Advisers employed by the respective Acquiring Fund prior to the Reorganization.

         See "Proposals  Nos. 1(a) and (b):  Approval of the Plans-- Comparison
of  the  Portfolios"  for  additional   information  regarding  the  Portfolios
subadvisory arrangements.

         DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

         Distributor. SunAmerica Capital Services, Inc., an affiliate of SAAMCo, acts as the distributor of the shares of both the Acquired Funds and the Acquiring Funds. See "Shareholder Account Information--Distribution and Service Fees" in the Acquired Funds Prospectus for additional information regarding your Portfolio's distribution fees and arrangements.

         OTHER SERVICE AGREEMENTS WITH AFFILIATES

         SunAmerica Fund Services, Inc., an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company, the transfer agent and custodian of both the Acquired Funds and the Acquiring Funds, in connection with certain services offered to shareholders. See "Shareholder Account Information" and "Transaction Policies" in the Acquired Funds Prospectus for additional information regarding the services provided to shareholders.

         OTHER

         SHARES. As with all mutual funds, investors purchase shares when they invest in the Portfolios. Share certificates are not generally issued.

         Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Portfolio's capital gain distributions and cast one vote per share, with fractional shares voting proportionally, on certain matters, including the election of directors, changes in fundamental policies, or approval of changes in investment advisory agreements.

         CLASS STRUCTURE. The table below sets forth the share classes currently offered by each of the Acquired Funds and the Acquiring Funds and the share classes that will be offered by the Combined Funds after consummation of the respective Reorganizations.

   Acquired Funds             Acquiring Funds*              Combined Funds*
   --------------             ---------------               --------------
      A, B, II                   A, B, II, Z                  A, B, II, Z

* The Focused Large-Cap Portfolio and the Focused Multi-Cap Portfolio offer Class Z shares. The Class Z shares, however, are not involved in the Reorganization.

         PURCHASE  OF  SHARES.   The  procedures  for  purchasing  shares  of  a
Portfolio will not change. See "Shareholder Account Information" in the Acquiring Funds Prospectus.

         REDEMPTION  OF  SHARES.   The  procedures  for  redeeming  shares  of a
Portfolio will not change. See "Shareholder Account Information" in the Acquiring Funds Prospectus.

         EXCHANGES OF SHARES. The procedures for exchanging shares of a Portfolio will not change. See "Transaction Policies" in the Acquiring Funds Prospectus.

         DIVIDENDS. The Portfolios have the same policies with respect to dividends. See "Tax, Dividend, Distribution and Account Policies" in the Acquired Funds and Acquiring Funds Prospectuses.

         NET ASSET VALUE. The price at which each Portfolio's shares are purchased or redeemed is the Portfolio's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion of net asset value and how it is determined, see "Transaction Policies" in the Acquiring Funds Prospectus.

         TAX CONSIDERATIONS. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Tax, Dividend, Distribution and Account Policies" in the Portfolios' Prospectuses.

         Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 1(a) and
(b): Approval of the Plans."

                PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                 PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

         Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Portfolios is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectuses and the Style Select Statement for more detailed discussions of the investment risks associated with an investment in the Portfolios. There is no guarantee that the investment objective of a Portfolio will be achieved or that the value of a shareholder's investment in the Portfolio will not decrease.

         The principal risks of investing in an Acquiring Fund are substantially the same as the principal risks of investing in an Acquired Fund. Each of these risks are discussed in further detail below.

                                 ALL PORTFOLIOS

         RISKS OF INVESTING IN EQUITY SECURITIES

         Because each of the Portfolios invests primarily in equities, each is subject to the risk that the value of its equity securities may fluctuate in response to stock market movements. The performance of different types of equity stocks may decline under varying market conditions. For example, growth stocks may perform well under circumstances in which value stocks in general have fallen. In addition, individual stocks selected by the Portfolios may underperform the market generally.

         RISKS OF NON-DIVERSIFICATION

         Each of the Portfolios is subject to the additional risks of non-diversification. Each Portfolio can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater. This risk is greater for an Acquiring Fund than for the respective Acquired Fund because of the Acquiring Funds' use of a focus strategy. The Advisers to each Acquiring Fund actively invest in a small number of holdings, which constitute their favorite stock-picking ideas at any given moment.

         SMALL CAP RISK

         The Mid-Cap Growth Portfolios may invest in companies with mid and small market capitalizations. Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

         In addition to the above principal risks, each of the Portfolios may be affected to a significant degree by the following risks:

         FOREIGN INVESTMENT RISK

         Each Portfolio may invest in foreign securities. Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. Government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

                  DERIVATIVE AND HEDGING TRANSACTIONS

         Each Portfolio may invest in derivatives. Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

         Each Portfolio may engage in hedging transactions. Hedging is a strategy in which the Portfolio's Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

               PROPOSALS NOS. 1 (a) and (b): APPROVAL OF THE PLANS

                          COMPARISON OF THE PORTFOLIOS

INVESTMENT OBJECTIVES AND STRATEGIES

         The Reorganization will not materially change the investment objective of your Portfolio, although some investment strategies will change. The Focused Multi-Cap Portfolio will continue to seek to provide the former shareholders of the Mid-Cap Portfolio with long-term capital growth. Likewise, the Focused Large-Cap Portfolio will continue to seek to provide the former shareholders of the Large-Cap Portfolio with long-term growth of capital. However, each of the Combined Funds employs a "focus" strategy. Use of a "focus" strategy may lower the total amount of different securities that your Portfolio is invested in at any one time, creating a possibility of greater volatility.

         SAAMCo will continue to provide various administrative services, select Subadvisers, and supervise the daily business affairs of your Portfolio.

PERFORMANCE

         GENERAL

         The following table provides performance information for shares of the Portfolios for the periods indicated. Past performance is not indicative of future performance. Important information about the Portfolios is also contained in management's discussion of the Portfolios' respective performance in the Annual Report to Shareholders of the respective Portfolios for the year ended October 31, 2001. The Annual Report to Shareholders of the Acquired Funds and the Acquiring Funds accompanies this Proxy Statement and Prospectus.

         Average annual total return is determined separately for each class in accordance with a formula specified by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1, 5, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b)  All dividends and distributions are reinvested at net asset value; and

     (c) Complete redemption occurs at the end of the 1, 5 or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.



                          AVERAGE ANNUAL TOTAL RETURNS
                        (PERIODS ENDED OCTOBER 31, 2001)


                                                          FOCUSED LARGE-CAP
                      LARGE-CAP PORTFOLIO                     PORTFOLIO
-------------------------------------------------------------------------------
     PERIOD      CLASS A     CLASS B   CLASS II    CLASS A   CLASS B   CLASS II
-------------------------------------------------------------------------------
 Year to Date
-------------------------------------------------------------------------------
    One Year     -26.72%     -24.23%    -24.23     -19.20%   -19.12%   -16.57%
-------------------------------------------------------------------------------
Since Inception   3.85%*     1.26%*     1.43%*     6.79%**   7.15%**   7.54%**
-------------------------------------------------------------------------------

------------
   * Inception date is October 15, 1997
  ** Inception date is June 1, 1998

                     MID-CAP PORTFOLIO          FOCUSED MULTI-CAP PORTFOLIO+
-------------------------------------------------------------------------------
     PERIOD     CLASS A  CLASS B  CLASS II    CLASS A      CLASS B   CLASS II
-------------------------------------------------------------------------------
  Year to Date
-------------------------------------------------------------------------------
    One Year    -26.20%  -26.08%   -23.68%    -31.15%      -31.04%   -26.83%
-------------------------------------------------------------------------------
   Five Years     6.43%    6.75%      N/A      10.54%       10.85%      N/A
-------------------------------------------------------------------------------
Since Inception*  6.04%    6.46%     7.85%     10.98%        9.17%    10.46%
-------------------------------------------------------------------------------
*  Inception date is November 19, 1996

+ Returns reflect the Portfolio's performance prior to adopting a "focus" strategy.

         The tables below illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from year to year, and compare the Portfolios' average annual returns after taxes. The information shown in the tables below reflects the returns of Class B shares for the respective Portfolios. The after tax returns for the other share classes of each Portfolio will vary. The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the tables. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

                       RETURN AFTER TAXES ON DISTRIBUTIONS

                   Large-Cap Portfolio       Focused Large-Cap Portfolio
--------------------------------------       ---------------------------
     PERIOD             CLASS B                       CLASS B
-----------------      ---------                     ---------
One Year                -26.57%                       -19.12%
Since Inception           0.56%                         6.94%

        RETURN AFTER TAXES ON DISTRIBUTIONS AND SALES OF PORTFOLIO SHARES

                   Large-Cap Portfolio       Focused Large-Cap Portfolio
--------------------------------------       ---------------------------
     PERIOD             CLASS B                       CLASS B
-----------------      ---------                     ---------
One Year                -16.18%                       -11.64%
Since Inception           1.14%                         5.86%

                       RETURN AFTER TAXES ON DISTRIBUTIONS

                    Mid-Cap Portfolio        Focused Multi-Cap Portfolio+
-------------------------------------        ---------------------------
    PERIOD              CLASS B                        CLASS B
----------------       ---------                      ---------
One Year                -26.08%                        -31.04%
Five Years                4.05%                          9.05%
Since Inception           3.84%                          9.65%

        RETURN AFTER TAXES ON DISTRIBUTIONS AND SALES OF PORTFOLIO SHARES

                   Mid-Cap Portfolio        Focused Multi-Cap Portfolio+
------------------------------------        ---------------------------
     PERIOD             CLASS B                       CLASS B
-----------------      ---------                     ---------
One Year                -15.88%                        -18.91%
Five Years                4.83%                          8.95%
Since Inception           4.62%                          9.44%

----------
+ Returns reflect the Portfolio's performance prior to adopting a "focus" strategy.



                               THE REORGANIZATIONS

GENERAL

         Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of Style Select will be terminated as soon as practicable following consummation of the respective Reorganization.

         Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

         In the course of each Reorganization, each holder, if any, of Class A, Class B and Class II shares of an Acquired Fund will receive Corresponding Shares of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares in connection with the Reorganizations.

         Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities," below, for information concerning the calculation of net asset value.

         Because the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. HOWEVER, AS A RESULT OF THE REORGANIZATIONS, A SHAREHOLDER OF AN ACQUIRED FUND MAY HOLD A SMALLER PERCENTAGE OF OWNERSHIP IN THE RESPECTIVE ACQUIRING FUND THAN HE OR SHE DID IN THE ACQUIRED FUND PRIOR TO

THE REORGANIZATIONS. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

         If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the third calendar quarter of 2002. One Reorganization is not dependent on the consummation of the other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the Board will consider other possible courses of action which may be in the best interests of shareholders.

TERMS OF THE PLANS

         THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT TERMS OF THE PLANS. THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE PLANS, A COPY OF WHICH IS ATTACHED HERETO AS EXHIBIT I.

         VALUATION OF ASSETS AND LIABILITIES

         The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Portfolio will be valued according to the procedures set forth under "Transaction Policies -- Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Style Select Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

         ISSUANCE AND DISTRIBUTION OF CORRESPONDING SHARES

         On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B or Class II shares of an Acquired Fund will receive Class A, Class B or Class II Corresponding Shares, respectively, of the respective
Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

         EXPENSES

         The costs of each Reorganization will be borne equally by SAAMCo and each respective Acquired Fund.

         REQUIRED APPROVALS

         The completion of each Reorganization is conditioned upon, among other things, approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing [the lesser of (i) 67% of the shares present at a meeting at which more than 50% of the outstanding shares of the respective Acquired Fund are represented or (ii) more than 50% of the respective Acquired Fund's outstanding shares.]

         AMENDMENTS AND CONDITIONS

         The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to certain tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

         TERMINATION, POSTPONEMENT AND WAIVERS

         Each  Plan  may  be  terminated,   and  the  respective  Reorganization
abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by the Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

ACQUIRED FUND BOARD CONSIDERATIONS: POTENTIAL BENEFITS TO SHAREHOLDERS AS A RESULT OF THE REORGANIZATIONS

         In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the Independent Directors regarding the legal issues involved, the Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has the same investment objective and similar, though not identical, investment techniques. In addition, the Board considered the following, among other things:

     o    The terms and conditions of the Reorganizations.

     o The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

     o The historical performance records of the Acquired Funds and the Acquiring Funds.

     o The fact that the Focused Multi-Cap Portfolio recently changed its principal investment strategy to add a "focus" strategy.

     o The gross and net expense ratios of the Acquired Funds and the Acquiring Funds and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

     o    The fact that SAAMCo will continue to be the Combined Fund's adviser.

     o The investment experience, expertise and resources of the various subadvisers that will provide subadvisory services to the Combined Fund.

     o The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds.

     o The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

     o The fact that the shareholder services and distribution resources available to the Acquiring Funds will not change.

     o The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

     o The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

     o Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

         The Board also identified and considered certain other potential benefits to shareholders that may result from the Reorganizations. The Board considered that because the Acquiring Funds have the same investment goals and similar investment strategies, shareholders will be invested in a mutual fund with similar investment characteristics. The Board also considered each Portfolio's subadvisory arrangements. The Board reviewed, in its normal course, an analysis of the performance records of the various subadvisers and their investment capabilities. The Board identified and considered that the advisory fees would be reduced for the Large-Cap Portfolio and will remain the same for the Mid-Cap Portfolio following the Reorganizations. The Board considered the potential for reduced operating expenses over time due to economies of scale, because the net assets of the Acquiring Funds will include the net assets of the Acquired Funds (assuming shareholder approval). The table below sets forth the total net assets of each of the Acquired Funds and each of the Acquiring Funds (for the share classes involved in the Reorganizations), in each case as of [__________], as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date.

                                TOTAL NET ASSETS
                                AS OF [_________]

Large-Cap Portfolio            Focused Large-Cap Portfolio   Pro Forma Combined Focused Large-Cap
  Class A         $              Class A         $           Growth Portfolio
  Class B         $              Class B         $             Class A       $
  Class II        $              Class II        $             Class B       $
       Total      $                   Total      $             Class II      $
                                                                     Total   $

Mid-Cap Portfolio              Focused Multi-Cap Portfolio   Pro Forma Combined Focused Multi-Cap
  Class A         $              Class A         $             Growth Portfolio
  Class B         $              Class B         $             Class A       $
  Class II        $              Class II        $             Class B       $
       Total      $                   Total      $             Class II      $
                                                                     Total   $

         The Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of a Portfolio. To illustrate potential benefits to the Portfolio as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Portfolios and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed, under "Fee Tables" above. In addition to the potential economies of scale which may be realized, the Board also considered the advantage of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.

         Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. The respective Acquired Funds and Acquiring Funds have substantially similar investment objectives; however, each of the Acquiring Funds utilizes a "focus" strategy and holds fewer securities than the respective Acquired Fund. As a result, it is anticipated that certain securities held by an Acquired Fund will be sold in order to conform to the strategy of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

         In approving the Reorganizations, the Board, including all of the Independent Directors, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the Board, including all of the Independent Directors, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

         THE BOARD OF DIRECTORS OF STYLE SELECT UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND APPROVE THE RESPECTIVE PLAN. APPROVAL OF THE RESPECTIVE PLAN BY ONE ACQUIRED FUND IS NOT CONTINGENT UPON THE APPROVAL OF THE RESPECTIVE PLAN BY THE OTHER ACQUIRED FUND.

         The Board has also approved the Plans on behalf of the Acquiring Funds.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

         GENERAL

         Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a Shareholder of an Acquired Fund for Federal income tax purposes as a result of the Reorganization. As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to Style Select, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of the respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and each Acquiring Fund will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

         An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368(a) of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

         To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains.

         To the extent that an Acquired Fund has loss carry-forwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carry-forwards after the Reorganization.

         Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

         STATUS AS A REGULATED INVESTMENT COMPANY

         The Acquired Funds and the Acquiring Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Combined Funds intend to operate or continue to operate so as to qualify as regulated investment companies. An
Acquired Fund's existence as a separate investment portfolio of Style Select will be terminated as soon as practicable following the consummation of the applicable Reorganization.

         CAPITALIZATION

         The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund (with respect to the share classes involved in the Reorganizations) as of [__________], and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.


                                                                                                       PRO FORMA COMBINED
                                                                                                    FOCUSED LARGE-CAP GROWTH
                           LARGE-CAP PORTFOLIO               FOCUSED LARGE-CAP PORTFOLIO                  PORTFOLIO
                        ------------------------     --------------------------------------   -------------------------------------
                        CLASS A   CLASS B  CLASS II  CLASS A   CLASS B   CLASS II   CLASS Z   CLASS A   CLASS B   CLASS II  CLASS Z
                        -------   ------   ------    -------   -------   --------   -------   -------   -------   --------  -------
 Total Net Assets          $       $       $         $         $         $          $          $        $         $          $

 Shares Outstanding

 Net Asset Value           $       $       $         $         $         $          $          $        $         $          $
   Per Share

                                                                                                       PRO FORMA COMBINED
                                                                                                    FOCUSED MULTI-CAP GROWTH
                           MID-CAP PORTFOLIO              FOCUSED MULTI-CAP PORTFOLIO                       PORTFOLIO
                        ------------------------     --------------------------------------   -------------------------------------
                        CLASS A   CLASS B  CLASS II  CLASS A   CLASS B   CLASS II   CLASS Z   CLASS A   CLASS B   CLASS II  CLASS Z
                        -------   ------   ------    -------   -------   --------   -------   -------   -------   --------  -------
 Total Net Assets          $       $       $         $         $         $          $          $        $         $          $

 Shares Outstanding

 Net Asset Value           $       $       $         $         $         $          $          $        $         $          $
   Per Share



         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Portfolio at the Valuation Time.

                                     GENERAL

                       INFORMATION CONCERNING THE MEETING

DATE, TIME AND PLACE OF MEETING

         The Meeting will be held on August 15, 2002, at the principal executive offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, New York 10017 at 10:00 a.m., Eastern time.

SOLICITATION, REVOCATION AND USE OF PROXIES

         A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of Style Select or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

         All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the respective Plan.

         It is not anticipated that any matters other than the approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

RECORD DATE AND OUTSTANDING SHARES

         Only holders of record of shares of the Acquired Funds at the close of business on June 17, 2002 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                                                                        TOTAL
                     CLASS A SHARES    CLASS B SHARES  CLASS II SHARES  SHARES
                    ---------------    --------------  ---------------  ------
Large-Cap Portfolio
Mid-Cap Portfolio

..
SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF THE FUNDS

         To the knowledge of each Portfolio, as of [___________], the following shareholders owned beneficially or of record more than 5% of the outstanding voting securities of such Portfolio:

                                                                          PERCENTAGE OF CLASS
                                                 PERCENTAGE OF CLASS OF    OF SHARES AFTER THE
                               NAME AND ADDRESS      SHARES AND            REORGANIZATION ON A
  NAME OF PORTFOLIO             OF SHAREHOLDER    TYPE OF OWNERSHIP          PRO FORMA BASIS*
  -----------------            ----------------  ----------------------   ---------------------
Large-Cap Portfolio



Mid-Cap Portfolio


Focused Large-Cap Portfolio


Focused Multi-Cap Portfolio


-----------------

* Assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the applicable Reorganization was the same as on [________ __].

         As of [___________], the directors and officers of Style Select as a group (10 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of Style Select.

VOTING RIGHTS AND REQUIRED VOTE

         Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve their respective Plan and approval with respect to one Acquired Fund is not dependent on approval with respect to the other Acquired Fund. Approval of each Plan with respect to an Acquired Fund requires the affirmative vote of [the lesser of (i) 67% of the shares present at a meeting at which more than 50% of the outstanding shares of the respective Acquired Fund are represented or (ii) more than 50% of the respective Acquired Fund's outstanding shares.]

         Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes, if applicable, will have the same effect as a vote against approval of the applicable Plan.

         A quorum for each Acquired Fund for purposes of the Meeting consists of a majority of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

         The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

         The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne equally by SAAMCo and each respective Acquired Fund. Such expenses are currently estimated to be approximately [$____] in the aggregate.

         Style Select or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

         In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. Style Select has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed [$_____,] plus out-of-pocket expenses. The cost of soliciting proxies will be borne equally by SAAMCo and each respective Acquired Fund.

         This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which Style Select has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

         The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Portfolios can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Portfolios.

                                LEGAL PROCEEDINGS

         There are no material legal proceedings to which any of the Portfolios is a party.

                                 LEGAL OPINIONS

         Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Portfolios by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for Style Select.

                                     EXPERTS

         The financial highlights of the Acquired Fund and Acquiring Funds incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the independent auditor, given on its authority as an expert in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

                              SHAREHOLDER PROPOSALS

         A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Directors of Style Select relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If Proposals Nos. 1(a) and
(b) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                               By Order of the Board of Directors of SunAmerica Style Select Series, Inc.



                               -------------------------------------
                               Robert M. Zakem, Esq.
                               Secretary, SunAmerica Style Select Series, Inc.

                             [SUBJECT TO COMPLETION]
                       STATEMENT OF ADDITIONAL INFORMATION

                      SUNAMERICA STYLE SELECT SERIES, INC.
                          733 Third Avenue, Third Floor
                               New York, NY 10017
                                [(800) 858-8850]
                                    ---------

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus (the "Proxy Statement and Prospectus"), dated [July __, 2002,] which has been filed with the Securities and Exchange Commission by SunAmerica Style Select Series, Inc.
(sometimes referred to herein as "Style Select" or the "Registrant") with respect to the matters described in "General Information" below. A copy of the Proxy Statement and Prospectus may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free [(800) 858-8850]. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and Prospectus.

         Further information about the Acquiring Funds is contained in the Acquiring Fund Prospectus and Style Select's Statement of Additional Information (the "Style Select Statement"), each dated [July 2, 2002,] as supplemented and the Annual Report to Shareholders of the Acquiring Funds for the year ended October 31, 2001 and the Semi-Annual Report to Shareholders of the Acquiring Funds for the six months ended April 30, 2002. Further information about the Acquired Funds is contained in the Acquired Funds' Prospectus dated January 30, 2002, as supplemented, the Style Select Statement dated [July 2, 2002,] the Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2001 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2002.

         The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

o    The Style Select Statement, dated [July 2, 2002,] as supplemented.

o The Annual Report to Shareholders of the Acquired Funds and the Acquiring Funds for the year ended October 31, 2001.

o The Semi-Annual Report to Shareholders of the Acquired Funds and the Acquiring Funds for the six months ended April 30, 2002.

    The date of this Statement of Additional Information is [July __, 2002.]

         The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the prospectuses, the Style Select Statement, other material incorporated by reference and other information regarding the Portfolios.

                                TABLE OF CONTENTS

General Information.............................................................................................B-4

Financial Statements............................................................................................B-4

Pro Forma Combined  Statement of Assets and Liabilities  (unaudited) as of April
30, 2002 for:

   Mid-Cap Growth Portfolio and Focused Multi-Cap Growth Portfolio.............................................B-__

Pro Forma Combined Statement of Operations (unaudited) as of April 30, 2002 for:

   Mid-Cap Growth Portfolio and Focused Multi-Cap Growth Portfolio.............................................B-__

Pro Forma Combined Schedule of Investments (unaudited) as of April 30, 2002 for:

   Mid-Cap Growth Portfolio and Focused Multi-Cap Growth Portfolio.............................................B-__


                               GENERAL INFORMATION

         The shareholders of the Acquired Funds are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective Acquiring Funds:

-------------------------------------------------------------------------------
ACQUIRED FUND                            ACQUIRING FUND
-------------------------------------------------------------------------------
Large-Cap Growth Portfolio               Focused Large-Cap Growth Portfolio
-------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                 Focused Multi-Cap Growth Portfolio
-------------------------------------------------------------------------------


         Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of Style Select will be terminated as soon as practicable following consummation of the respective Reorganization. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Portfolios."

         Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

         A Special Meeting of the Acquired Funds' shareholders to consider the Plans will be held at the principal executive offices of SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, New York, 10017 on August 15, 2002, at 10:00 a.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is [July __], 2002.

For further information about the Reorganizations, see the Proxy Statement and Prospectus.

                              FINANCIAL STATEMENTS

         Unaudited Pro forma financial statements reflecting consummation of each Reorganization are included herein.

Annual and Semi-Annual Reports

         Audited financial statements and accompanying notes for the fiscal year ended October 31, 2001 for the Acquired Funds and the Acquiring Funds and the independent accountant's report thereon are incorporated herein by reference from the Acquired Funds and the Acquiring Fund's Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2002 for the Acquired Funds and the Acquiring Funds are incorporated herein by reference from the Acquired Funds and the Acquiring Fund's Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

                  Reference is made to Article 5 of the Registrant's By-Laws, which is set forth below.

                  5.01 Indemnification of Directors and Officers. The Registrant
shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Registrant in which such person shall have been adjudged to be liable to the Registrant), by reason of being or having been a director or officer of the Registrant, or serving or having served at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another entity in which the Registrant has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Registrant or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

                  5.02. Procedure for Indemnification. Any indemnification under Section 5.01 shall (unless ordered by a court) be made by the Registrant only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct,
(ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

                  5.03. Advance Payment of Expenses. Reasonable expenses (including attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Registrant in advance of the final disposition of an action, suit or proceeding upon receipt by the Registrant of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Registrant is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  5.04. Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Registrant, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Registrant shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Registrant and each director or officer of the Registrant who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Registrant arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

                  5.05. INSURANCE. The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Registrant shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

                 5.06. SEVERABILITY: DEFINITIONS. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

                   Reference is made to Section 8 of the Registrant's Articles of Incorporation, which provides as follows:

                  (5) The  Registrant  shall  indemnify  (i) its  directors  and officers, whether serving the Registrant or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Registrant and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Registrant shall be personally liable to the Registrant or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

                  Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant, which is set forth below.

     (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company

Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the " Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

     (b) The Distributor will indemnify and hold harmless the Registrant, each of its Directors and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Director, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expenses reasonably incurred by the Registrant or any such Director, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

                  Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo" or, the "Adviser"), which is set forth below.

                  7. Liability of the Adviser. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties ("disabling conduct") hereunder on the part of the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser) the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or commission in the course of, or connected with, rendering services hereunder, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which this Agreement relates, except to the extent specified in
Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such disabling conduct, the Registrant shall indemnify the Adviser (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser) (collectively, the "Indemnified Parties") from any liability arising from the Adviser's conduct under this Agreement.


                  Indemnification to the Adviser or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the Directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Directors") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Directors advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Corporation shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Directors or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

         Reference is made to Section 9 of each subadvisory agreement (each, a "Subadvisory Agreement") between SAAMCo and various advisers that serve as subadvisers (each, a "Subadviser") to the Registrant, a form of which is set forth below.

                  9. Liability of The Subadviser. (a) In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties ("disabling conduct") hereunder on the part of the Subadviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Subadviser) the Subadviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which this Subadvisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such disabling conduct, the Adviser shall indemnify the Subadviser (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Subadviser) (collectively, the "Indemnified Parties") from any liability arising from the Subadviser's conduct under this Subadvisory Agreement.

             (b) The Subadviser agrees to indemnify and hold harmless the Adviser and its affiliates and each of its directors and officers and each person, if any, who controls the Adviser within the meaning of Section 15 of the Securities Act of 1933 against any an all losses, claims, damages, liabilities or litigation (including legal and other expenses), to which the Adviser or its affiliates or such directors, officers or controlling person may become subject under the Securities Act of 1933, under other statutes, at common law or otherwise, which may be based upon (i) any wrongful act or breach of this Subadvisory Agreement by the Subadviser, or (ii) any failure by the Subadviser to comply with the representations and warranties set forth in Section 1 of this Subadvisory Agreement; provided, however, that in no case is the Subadviser's indemnity in favor of any person deemed to protect such other persons against any liability to which such person would otherwise be subject by reasons of willful misfeasance, bad faith, or gross negligence in the performance of his, her or its duties or by reason of his, her or its reckless disregard of obligation and duties under this Subadvisory Agreement.

         (c) The Subadviser shall not be liable to the Adviser for (i) any acts of the Adviser or any other subadviser to the Portfolio with respect to the portion of the assets of a Portfolio not managed by Subadviser and (ii) acts of the Subadviser which result from acts of the Adviser, including, but not limited to, a failure of the Adviser to provide accurate and current information with respect to any records maintained by Adviser or any other subadviser to a Portfolio, which records are not also maintained by or otherwise available to the Subadviser upon reasonable request. The adviser agrees that Subadviser shall manage the portion of the assets of a Portfolio allocated to it as if it was a separate operating Portfolio and shall comply with subsections (a) and (b) of
Section 1 of this  Subadvisory

Agreement (including, but not limited to, the investment objectives, policies and restrictions applicable to a Portfolio and qualifications of a Portfolio as a regulated investment company under the Code) with respect to the portion of assets of a Portfolio allocated to Subadviser. The Adviser shall indemnify the Indemnified Parties from any liability arising from the conduct of the Adviser and any other subadviser with respect to the portion of a Portfolio's assets not allocated to Subadviser.

ITEM 16.  EXHIBITS

EXHIBIT NO.

1.       (a) Articles of Incorporation of the Registrant, as Amended. (1)

         (b) Articles Supplementary of the Registrant, dated August 1, 1996. (1)

         (c) Articles of Amendment of the Registrant, dated August 19, 1996. (1)

         (d) Articles of Amendment of the Registrant, dated November 13, 1996. (4)

         (e) Articles Supplementary of Amendment of the Registrant, dated September 23, 1997. (2)

         (f) Articles Supplementary of Amendment of the Registrant, dated April 15, 1998. (2)

         (g) Articles Supplementary of the Registrant, dated May 15, 1998. (2)

         (h) Articles of Amendment of the Registrant, dated March 29, 1999. (2)

         (i) Articles of Amendment of the Registrant, dated September 8, 1999. (2)

         (j) Articles Supplementary of the Registrant, dated November 1, 1999. (2)

         (k) Articles Supplementary of the Registrant, dated May 22, 2000. (2)

         (l) Articles Supplementary of the Registrant, dated March 1, 2001. (2)

         (m) Articles of Amendment of the Registrant, dated September 26, 2001. (5)

         (n) Articles Supplementary of the Registrant, dated September 27, 2001. (5)

2.       By-laws of the Registrant. (1)

3.       Not applicable.

4.       Agreement and Plan of Reorganization  (filed herewith as Exhibit I the Proxy Statement and
         Prospectus contained in this Registration Statement).*

5.       Instruments defining  rights of shareholders (incorporated  by reference to Exhibits 1 and 2 above).

6.       (a) Investment Advisory and Management Agreement between the Registrant and SAAMCo. (6)

      (b)      Subadvisory  Agreement between SAAMCo and Credit Suisse Asset  Management,  LLC (formerly known as Warburg
                   Pincus Asset Management, Inc.)  (3)

      (c)      Subadvisory Agreement between SAAMCo and Fred Alger Management, Inc. (7)

      (d)      Subadvisory Agreement between SAAMCo and Janus Capital Corporation. (3)

      (e)      Subadvisory Agreement between SAAMCo and Jennison Associates LLC.  (3)

      (f)      Subadvisory Agreement between SAAMCo and Marsico Capital Management, LLC.  (3)

7.             (a) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. (3)

               (b) Form of Selling Agreement. (8)

8.             Directors'/Trustees' Retirement Plan.(4)


          9.       Custody Agreement between the Registrant and State Street
                   Bank and Trust Company. (4)

         10.        (a)      Distribution Plans pursuant to Rule 12b-1. (4)

                    (b)      Amended and Restated 18f-3 Plan. (10)

         11.         Opinion and consent of Robert M. Zakem, Esq.+

         12.        (a)  Opinion and consent of Shearman & Sterling,  counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Large-Cap Growth
                         Portfolio and the Focused Large-Cap Growth Portfolio of
                         SunAmerica Style Select Series.+

                    (b)  Opinion and consent of Shearman & Sterling,  counsel to the Registrant,  regarding certain tax matters relating
                         to  the  Reorganization   between  the  Mid-Cap  Growth
                         Portfolio  and  the  Multi-Cap   Growth   Portfolio  of
                         SunAmerica Style Select Series.+

         13.        (a)  Transfer Agency and Service  Agreement  between the Registrant and State Street Bank and Trust Company. (4)

                    (b)  Service Agreement between the Registrant and
                         SunAmerica Fund Services, Inc. (4)

14.      Auditor's consent for the Registrant.+

         15.      Not applicable.

         16.      Power of Attorney.(6)

         17.        (a)  Prospectus,  dated [July 2, 2002,] of SunAmerica  Style
                         Select Series, as supplemented.+

                    (b)  Statement of  Additional  Information,  dated  [July 2,
                         2002]  of   SunAmerica   Style   Select   Series,   as
                         supplemented.+

                    (c)  Semi-Annual Report to Shareholders of Focused Multi-Cap
                         Growth  Portfolio,  Focused Large-Cap Growth Portfolio,
                         Large-Cap Growth Portfolio and Mid-Cap Growth Portfolio for the six-month period ended April 30, 2002.+

                    (d)  Annual  Report to  Shareholders  of  Focused  Multi-Cap
                         Growth  Portfolio,  Focused Large-Cap Growth Portfolio,
                         Large-Cap Growth Portfolio and Mid-Cap Growth Portfolio for the year ended October 31, 2001.+

                    (e)  President's Letter. *

                    (f)  Q&A. *

                    (g)  Form of Proxy Cards.*

--------------

         (1) Previously filed with the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on August 30, 1996, and incorporated herein by this reference.

         (2)  Previously  filed  with  Post  Effective  Amendment  No. 28 to the
Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.

         (3)  Previously  filed  with  Post-Effective  Amendment  No.  13 to the
Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 26, 1999, and incorporated herein by this reference.

         (4)  Previously  filed  with  Pre-Effective  Amendment  No.  1  to  the
Registrant's Registration Statement on Form N-1A (File No. 333-11283) on November 14, 1996, and incorporated herein by this reference.

         (5) Previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-67844) on October 3, 2001, and incorporated herein by this reference.

         (6)  Previously  filed  with  Post-Effective  Amendment  No.  31 to the
Registrant's Registration Statement on Form N-1A (File No. 333-11283) on November 2, 2001, and incorporated herein by this reference.

         (7)  Previously  filed  with  Post-Effective  Amendment  No.  21 to the
Registrant's Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2000, and incorporated herein by this reference.

         (8) Previously filed with Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) on January 30, 2002, and incorporated herein by this reference.

         (9) Previously filed on Form N-30D of SunAmerica Style Select Series (File No. 811-07797) on January 4, 2002, and incorporated herein by this reference.

*    Filed herewith.

+    To be filed by amendment.

ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 8th day of May, 2002.

                                          SUNAMERICA STYLE SELECT SERIES, INC.
                                                   (Registrant)

                                                   By: /s/ Peter A. Harbeck
                                                      --------------------------
                                                   Peter A. Harbeck,
                                                   President and Director


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

            SIGNATURES                           TITLE
            ----------                           -----

            *
--------------------------      President and Director
Peter A. Harbeck

            *
--------------------------      Treasurer (Principal Financial and Accounting
Peter C. Sutton                 Officer)

            *
--------------------------      Director
S. James Coppersmith

            *
--------------------------      Director
Samuel M. Eisenstat

            *
--------------------------      Director
Stephen J. Gutman

            *
--------------------------      Director
Sebastiano Sterpa

*By:  /s/ Peter E. Pisapia                    May 8, 2002
     ------------------------------
     (Peter E. Pisapia, Attorney-in-Fact)

                                  EXHIBIT INDEX



Exhibit No.


17.      (e) President's Letter.
         (f) Q & A.
         (g)  Form of Proxy Cards